Other Income/Expenses - Summary of Other Operating Income (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Operating Income [abstract]
Subsidies received from the governmental authorities as a compensation for operating activities (energy tariffs)	₽ 496
Income from fines and penalties related to business contracts	307	₽ 248
Gain from sales of scrap materials	226	190	₽ 184
Curtailment and remeasurement of pension obligations	175	392	142
Revision in estimated cash flows of rehabilitation provision	0	375	47
Insurance compensation	0	153
Other operating income	183	495
Total	₽ 1,387	₽ 1,853	₽ 373